LEASES - Summary of Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 147,311	$ 144,581
Additions	10,324	34,532
Additions from business combinations (note 26.2)	3,740	3,624
Disposals	(2,543)
Depreciation (note 6)	(39,982)	(35,244)	$ (23,833)
Foreign currency translation	550	(182)
Ending balance	119,400	147,311	144,581
Office spaces
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	108,610	104,565
Additions	6,735	22,403
Additions from business combinations (note 26.2)	3,740	3,624
Disposals	(2,543)
Depreciation (note 6)	(25,680)	(21,800)
Foreign currency translation	550	(182)
Ending balance	91,412	108,610	104,565
Office equipments
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	19,243	22,104
Additions	206	320
Additions from business combinations (note 26.2)	0	0
Disposals	0
Depreciation (note 6)	(3,265)	(3,181)
Foreign currency translation	0	0
Ending balance	16,184	19,243	22,104
Computers
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	19,458	17,912
Additions	3,383	11,809
Additions from business combinations (note 26.2)	0	0
Disposals	0
Depreciation (note 6)	(11,037)	(10,263)
Foreign currency translation	0	0
Ending balance	$ 11,804	$ 19,458	$ 17,912